Severance and Other Exit Costs - Summary of Activity Related to Company's Exit Costs Accrual (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Employee Severance
Restructuring Reserve [Roll Forward]
Beginning balance	$ 393
Severance charges	785
Cash paid	(1,134)
Ending balance	44
Facility closing
Restructuring Reserve [Roll Forward]
Beginning balance	4,100
Facility charges	1,207
Sublease income	315
Cash paid	(1,836)
Ending balance	2,369
Accounting Standards Update 2016-02 | Facility closing
Restructuring Reserve [Roll Forward]
Adjustment for adoption of ASC 842	$ (1,417)